CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
OPERATING ACTIVITIES
Net income (loss)	$ (10,609,672)	$ (4,388,244)
Adjustments to reconcile net income (loss) to net cash provided (used) by operating activities:
Depreciation and amortization	1,214	1,444
Forgiveness of debt	(77,500)	0
Interest paid	0	0
Shares issued for non-employee services	2,412,500	333,920
Warrants issued for services	2,978,771	0
Stock based compensation	1,897,585	0
Shares issued for conversion of debt	1,041,000	0
Increase (decrease) in:
Accounts receivable	(4,516)	(14,907)
Inventories	0	(1,014,659)
Right of use asset/liability	(988)	1,945
Accounts payable	(340,621)	1,916,183
Accrued expenses	(578,335)	112,806
Deferred revenue	(1,000,000)	500,000
NET CASH USED IN OPERATING ACTIVITIES	(4,280,561)	(2,551,512)
INVESTING ACTIVITIES
Purchase of license right	(4,804,167)	0
Purchase of property and equipment	0	0
NET CASH USED IN INVESTING ACTIVITIES	(4,804,167)	0
FINANCING ACTIVITIES
Proceeds from notes payable	4,827,595	1,227,500
Proceeds from notes payable, related parties	0	604,000
Repayment of notes payable	(527,905)	0
Repayment of notes payable, related parties	(604,000)	0
Shares from merger transaction	(298,061)	0
Shares issued for cash	6,916,994	650,000
Cash received for stock subscription	1,377,000	100,000
NET CASH PROVIDED BY FINANCING ACTIVITIES	11,691,623	2,581,500
NET INCREASE IN CASH	2,606,897	29,988
CASH AT BEGINNING OF PERIOD	202,965	440,088
CASH AT END OF PERIOD	2,809,861	470,076
SUPPLEMENTAL DISCLOSURES
Taxes paid (refunded)	$ 0	$ 0